Changes in significant accounting policies - Summary of original measurement categories under IAS 39 and the new measurement categories under IFRS 9 (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Original carrying amount under IAS 39			$ 416,467
New carrying amount under IFRS 9		$ 416,451
Trade and other receivables (Note 20)	$ 239,819		136,797	[1]
Forward exchange contracts used for hedging
Disclosure of initial application of standards or interpretations [line items]
Original carrying amount under IAS 39			467
New carrying amount under IFRS 9		467
Non-current receivables
Disclosure of initial application of standards or interpretations [line items]
Original carrying amount under IAS 39			160,352
New carrying amount under IFRS 9		160,352
Trade and other receivables
Disclosure of initial application of standards or interpretations [line items]
Original carrying amount under IAS 39			112,000
New carrying amount under IFRS 9		111,984
Increase in the allowance for impairment		16
Cash and cash equivalents
Disclosure of initial application of standards or interpretations [line items]
Original carrying amount under IAS 39			$ 143,648
New carrying amount under IFRS 9		143,648
Increase (decrease) due to application of IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Trade and other receivables (Note 20)	$ (6,591)	4,400
Increase (decrease) due to application of IFRS 15 | Trade and other receivables
Disclosure of initial application of standards or interpretations [line items]
Increase in the allowance for impairment		$ 0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.